Senior Secured Credit Facility - Maturities (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Less: current portion	$ (31)
Solaris LLC
Line of Credit Facility [Line Items]
Less: current portion	(31)
Credit facility | Solaris LLC
Line of Credit Facility [Line Items]
2017	31
2018	1,375
2019	375
2020	375
2021	344
Total payments	2,500
Less: current portion	(31)
Long-term Line of Credit, Noncurrent Including Debt Issuance Cost	$ 2,469